Supplemental pro Forma (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended							5 Months Ended	12 Months Ended
	Mar. 31, 2016		Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Pro Forma Financial Information [Line Items]
Pro forma net income attributable to Planet Fitness, Inc.	$ 3,368		$ 8,425	$ 13,783	$ 8,303	$ 8,950	$ 6,259	$ 4,106	$ 18,518		$ 36,808	$ 25,438
Class A Common Stock [Member]
Pro forma weighted average shares of Class A common stock-basic and diluted (thousands)
Pro forma net income per share-basic and diluted	$ 0.09	[1]							$ 0.11	[2]
Weighted-average shares of Class A common stock outstanding:
Pro forma weighted average shares of Class A common stock - basic and diluted	36,598	[1]							36,244	[2]
Pro Forma [Member]
Pro Forma Financial Information [Line Items]
Pro forma net income attributable to Planet Fitness, Inc.			$ 1,415						$ 6,405
Pro Forma [Member] | Class A Common Stock [Member]
Pro forma weighted average shares of Class A common stock-basic and diluted (thousands)
Pro forma net income per share-basic and diluted			$ 0.04						$ 0.17
Weighted-average shares of Class A common stock outstanding:
Pro forma weighted average shares of Class A common stock - basic and diluted			36,598						36,598

[1]	Represents earnings per share of Class A common stock and weighted-average shares of Class A common stock outstanding for the period following the recapitalization transactions and IPO (see Note 9).
[2]	Represents earnings per share of Class A common stock and weighted-average shares of Class A common stock outstanding for the period from August 6, 2015 through December 31, 2015, the period following the recapitalization transactions and IPO (see Note 15).